FACILITIES UNDER JOINT OWNERSHIP (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Jointly Owned Utility Plants [Abstract]
Schedule of Jointly Owned Utility Plants
		Southwest
(Dollars in millions)	SONGS	Powerlink
Percentage ownership	20%	91%
Utility plant in service	$351	$330
Accumulated depreciation and amortization	65	198
Construction work in progress	115	11

Schedule Of Nuclear Decommissioning Trusts Investments [Abstract]
Schedule Of Nuclear Decommissioning Trusts Investments
NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
As of December 31, 2012:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$147	$9	$ ―	$156
Municipal bonds(2)	57	6	―	63
Other securities(3)	121	10	(1)	130
Total debt securities	325	25	(1)	349
Equity securities	249	292	(2)	539
Cash and cash equivalents	20	―	―	20
Total	$594	$317	$(3)	$908
As of December 31, 2011:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$157	$13	$ ―	$170
Municipal bonds	72	5	―	77
Other securities	76	3	(1)	78
Total debt securities	305	21	(1)	325
Equity securities	246	227	(5)	468
Cash and cash equivalents	11	―	―	11
Total	$562	$248	$(6)	$804
(1) Maturity dates are 2013-2043.
(2) Maturity dates are 2013-2111.
(3) Maturity dates are 2013-2112.

Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts [Abstract]
Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts
SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Proceeds from sales(1)	$723	$715	$351
Gross realized gains	21	75	11
Gross realized losses	(13)	(52)	(11)
(1)	Excludes securities that are held to maturity.